UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03416

THE CALVERT FUND (Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 (Address of principal executive offices) (Zip Code)

Deidre E. Walsh, Esq., Two International Place, Boston, MA 02110 (Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 202-238-2200

DATE OF FISCAL YEAR END:9/30

DATE OF REPORTING PERIOD:07/01/2022 - 06/30/2023

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03416

Reporting Period: 07/01/2022 - 06/30/2023

The Calvert Fund

============================ Calvert Core Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Calvert High Yield Bond Fund =========================

ARDAGH METAL PACKAGING SA

Ticker:       AMBP           Security ID:  L02235106

Meeting Date: JUL 08, 2022   Meeting Type: Extraordinary Shareholders

Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Restructuring of Share Capital  For       Against      Management

     to Rename Shares in Issue as Ordinary

     Shares, Creation of New Class of

     Preferred Shares and Amend Articles 1.

     1, 6, 7.3, 8, 13.1, 15, and 53.2 of

     the Articles of Association

2     Authorize Board to Increase the         For       Against      Management

     Authorised Share Capital and to Limit

     or Cancel the Preferential

     Subscription Right and Amend Article 7.

     3 of the Articles of Association

3     Approve Share Repurchase and Amend      For       Against      Management

     Article 8 of the Articles of

     Association

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GFL ENVIRONMENTAL INC.

Ticker:       GFL            Security ID:  36168Q104

Meeting Date: MAY 17, 2023   Meeting Type: Annual/Special

Record Date:  APR 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Patrick Dovigi           For       For          Management

1.2   Elect Director Dino Chiesa              For       For          Management

1.3   Elect Director Violet Konkle            For       For          Management

1.4   Elect Director Arun Nayar               For       For          Management

1.5   Elect Director Paolo Notarnicola        For       Withhold     Management

1.6   Elect Director Ven Poole                For       For          Management

1.7   Elect Director Blake Sumler             For       For          Management

1.8   Elect Director Raymond Svider           For       For          Management

1.9   Elect Director Jessica McDonald         For       For          Management

1.10  Elect Director Sandra Levy              For       For          Management

2     Approve KPMG LLP as Auditors and        For       For          Management

     Authorize Board to Fix Their

     Remuneration

3     Re-approve Omnibus Long-term Incentive  For       Against      Management

     Plan

4     Re-approve Deferred Share Unit Plan     For       For          Management

5     Advisory Vote on Executive              For       Against      Management

     Compensation Approach

--------------------------------------------------------------------------------

NEXTERA ENERGY PARTNERS, LP

Ticker:       NEP            Security ID:  65341B106

Meeting Date: APR 24, 2023   Meeting Type: Annual

Record Date:  FEB 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a    Elect Director Susan D. Austin          For       Against      Management

1b    Elect Director Robert J. Byrne          For       Against      Management

1c    Elect Director John W. Ketchum          For       Against      Management

1d    Elect Director Peter H. Kind            For       Against      Management

2     Ratify Deloitte & Touche LLP as         For       For          Management

     Auditors

3     Advisory Vote to Ratify Named           For       Against      Management

     Executive Officers' Compensation

4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

============================= Calvert Income Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Calvert Mortgage Access Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Calvert Short Duration Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Calvert Ultra-Short Duration Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Calvert Fund

By (Signature)	/s/ Theodore H. Eliopoulos
Name	Theodore H. Eliopoulos
Title	President – Principal Executive Officer
Date	08/23/2023